Stock-based Compensation (Summary of Stock Acquisition Rights Transactions) (Detail) - Stock Option Plan [Member] ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥) ¥ / shares shares
Stock-based Compensation [Line Items]
Number of shares, Outstanding, Beginning of fiscal year | shares	17,476,100
Number of shares, Outstanding, Exercised | shares	(4,421,900)
Number of shares, Outstanding, Forfeited or Expired | shares	(49,900)
Number of shares, Outstanding, Transitioned to the Board Incentive Plan | shares	(12,111,500)	[1]
Number of shares, Outstanding, End of fiscal year | shares	892,800
Number of shares, Exercisable, End of fiscal year | shares
Weighted-average exercise price, Outstanding, Beginning of fiscal year | ¥ / shares	¥ 1
Weighted-average exercise price, Outstanding, Exercised | ¥ / shares	1
Weighted-average exercise price, Outstanding, Forfeited or Expired | ¥ / shares	1
Weighted-average exercise price, Outstanding, Transitioned to the Board Incentive Plan | ¥ / shares	1	[1]
Weighted-average exercise price, Outstanding, End of fiscal year | ¥ / shares	1
Weighted-average exercise price, Exercisable, End of fiscal year | ¥ / shares
Weighted-average remaining contractual term, Outstanding, in years, End of fiscal year	24 years 9 months 22 days
Weighted-average remaining contractual term, Exercisable, in years, End of fiscal year
Aggregate intrinsic value, Outstanding, End of fiscal year | ¥	¥ 624
Aggregate intrinsic value, Exercisable, End of fiscal year | ¥

[1]	All shares transitioned to the Board Incentive Plan were granted and vested. See the explanation of the following item, The Board Incentive Plan, for more information.